SCHEDULE OF PURCHASE PRICE AND ALLOCATION OF CONSIDERATION TO ASSETS AND LIABILITIES (Details)	Sep. 30, 2026 CAD ($)	Jun. 09, 2026 USD ($)	Jun. 09, 2026 CAD ($)
IfrsStatementLineItems [Line Items]
Working capital adjustment		$ 310,354
Preliminary goodwill	$ (3,012,626)
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IfrsStatementLineItems [Line Items]
Inventory		89,539	$ 124,880
Working capital adjustment		310,354	432,983
Foreign exchange			(51,305)
Preliminary goodwill		2,123,362	3,012,626
Total preliminary consideration		2,523,255	3,519,184
Cash portion of purchase price		$ 2,523,255	$ 3,519,184